Deposits (Schedule of Certificates of Deposits by Year of Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Deposits [Abstract]
Time Deposit Maturities, Next Twelve Months	$ 72,641
Time Deposit Maturities, Year Two	48,759
Time Deposit Maturities, Year Three	7,765
Time Deposit Maturities, Year Four	58,407
Time Deposit Maturities, Year Five	24,645
Time Deposit Maturities, after Year Five	116
Time Deposits, Total	$ 212,333